Shareholder Report, Holdings (Details)	Jun. 30, 2024
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | News Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Hartford Financial Services Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | American International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | News Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Hartford Financial Services Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | American International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%